Discontinued operations (Details 4) - USD ($) $ in Millions	3 Months Ended				6 Months Ended
	Jun. 30, 2019		Jun. 30, 2018	[1]	Jun. 30, 2019		Jun. 30, 2018	[2]
Statement [line items]
Net cash flows used in investing activities from discontinued operations	$ (682)	[1]	$ (136)		$ (1,105)	[2]	$ (273)
Discontinued operations
Statement [line items]
Payments out of provisions for transaction costs attributable to the divested business	(14)				(14)
Divested cash and cash equivalents	(628)				(628)
Cash flows attributable to divested business	(642)				(642)
Other cash flows used in investing activities, net	$ (40)				$ (463)

[1]	For additional information related to Q2 2019 Net cash flows used in investing activities from discontinued operations, refer to Note 11.
[2]	For additional information related to H1 2019 Net cash flows used in investing activities from discontinued operations, refer to Note 11.